DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2024
DERIVATIVE LIABILITIES [Abstract]
DERIVATIVE LIABILITIES
18.	DERIVATIVE LIABILITIES
 The details of derivative liabilities are as follows:

In thousands of USD
Balance at January 1, 2024	-
Issuance of Tether warrants (a)	11,106
Issuance of August 2024 convertible senior note (b)	112,205
Issuance of November 2024 convertible senior note (c)	228,298
Change in fair value of derivative liabilities	498,167
Derecognition of derivative liabilities on conversion (d)	(85,837)
Balance at December 31, 2024	763,939

(a)	Tether warrants

In May 2024, the Group entered into a subscription agreement with Tether International Limited (“Tether”). Pursuant to the agreement, the Group agreed to issue and sell to Tether (i) 18,587,360 Class A ordinary shares  and (ii) a warrant to purchase up to 5,000,000 Class A ordinary shares at an exercise price of US$10.00 per share (the “Tether Warrant”), for a total consideration of US$100,000,000. The warrant includes repricing adjustments for offerings at a price lower than the existing exercise price of the warrant and as a result, the Group has the obligation to issue a variable number of shares for a fixed total consideration upon exercise of the warrants. As of December 31, 2024, the number of warrants has increased to 5,186,627, with the exercise price adjusted to US$9.64 per share as a result of the repricing adjustments.

The warrants are accounted for as a derivative instrument and measured at fair value at the issuance date and subsequently remeasured at each reporting date, with changes in fair value recognized in the profit or loss. For the year ended December 31, 2024, the Group recognized changes in fair value of derivative liability of US$55.7 million. The fair value of the warrant derivative was determined using the binomial model, with the assistance of an independent valuation specialist. Inputs to the model include assumptions about the expected volatility of the Group’s stock, the expected life of the warrants, the risk-free interest rate, and other factors.

The following table provides the inputs used in the model for determining the value of the warrant derivative:

	Initial recognition - At May 30, 2024	At December 31, 2024
Share price	5.82	21.67
Dividend yield (%)	-	-
Expected volatility (%)	136%	116%
Risk-free interest rate (%)	5.19%	4.28%

(b)	Embedded derivative for August 2024 convertible senior notes

In connection with the issuance of the August 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 17 for further details on the accounting treatment of the convertible notes and associated derivative liability.

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Initial recognition - At August 20, 2024	At December 31, 2024
Share price	6.73	21.67
Dividend yield (%)	-	-
Expected volatility (%)	125%	123%
Risk-free interest rate (%)	3.70%	4.36%

For the year ended December 31, 2024, the Group recognized changes in fair value of derivative liability of US$202.6 million.

(c)	Embedded derivative for November 2024 convertible senior notes

In connection with the issuance of the November 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 17 for further details on the accounting treatment of the convertible notes and associated derivative liability.

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Initial recognition - At November 26, 2024	At December 31, 2024
Share price	11.16	21.67
Dividend yield (%)	-	-
Expected volatility (%)	124%	125%
Risk-free interest rate (%)	4.17%	4.38%

For the year ended December 31, 2024, the Group recognized changes in fair value of derivative liability of US$239.9 million.

(d)
As disclosed in Note 17, a portion of the August 2024 convertible senior notes with principal amount of US$74.8 million was extinguished during the year ended December 31, 2024. In connection with this extinguishment, the corresponding portion of the derivative liability associate with the conversion feature embedded was reclassified to equity and included in other reserves within shareholders’ equity.